Financial instruments - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 102,772	$ 40,240	$ 19,897
Financial liabilities	17,226	34,103	32,316
Convertible loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	19,737
Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		19,140	6,202
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	292	116	248
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,595	9,490	3,222
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,339	5,247	2,876
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		110	31
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	19,140	25,939
Financial liabilities at fair value through profit or loss | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	19,737
Financial liabilities at fair value through profit or loss | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		19,140	6,202
Financial liabilities at fair value through profit or loss | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at fair value through profit or loss | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at fair value through profit or loss | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at fair value through profit or loss | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	0
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,226	14,963	6,377
Financial liabilities at amortized cost | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	0
Financial liabilities at amortized cost | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	292	116	248
Financial liabilities at amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,595	9,490	3,222
Financial liabilities at amortized cost | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,339	5,247	2,876
Financial liabilities at amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		110	31
Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,772	40,240	19,897
Financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	61	64	72
Financial assets | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	61	64	72
Other current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	4	12
Other current assets | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	4	12
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,707	40,172	19,813
Cash and cash equivalents | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 102,707	$ 40,172	$ 19,813